Property and Equipment	12 Months Ended
Jan. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
5.	Property and Equipment
Property and equipment consists of the following at January 31:

	2022	2021
Computer and other equipment	$5,369	$3,701
Leasehold improvements	1,416	1,582
Furniture and fixtures	388	386
Software	2,795	629

	9,968	6,298
Less: Accumulated depreciation and amortization	(4,362)	(3,506)

	$5,606	$2,792

Depreciation and amortization expense on property and equipment was $1,092 and $1,162 for the years ended January 31, 2022 and January 31, 2021, respectively.